FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Life Separate Account II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Life Separate Account II indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Life Separate Account II as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class A Shares	BlackRock High Yield
BlackRock Advantage Large Cap Core	BlackRock International V.I. Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
BlackRock Capital Appreciation	BlackRock Sustainable Balanced
BlackRock Equity Dividend V.I. Class I Shares	BlackRock U.S. Government Bond
BlackRock Global Allocation	Invesco V.I. American Franchise Series I Shares
BlackRock Global Allocation V.I. Class I Shares	Invesco V.I. Core Equity Series I Shares
BlackRock Government Money Market	MFS® Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Life Separate Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Life Separate Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agent or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Life Separate Account II since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	363,152.292	$22,870,241	$21,389,670	$177	$21,389,847	270,787	$73.186450	$81.246360
BlackRock Advantage Large Cap Core	5,575,187.266	137,969,367	116,298,406	(109)	116,298,297	260,208	392.357105	464.645209
BlackRock Advantage Large Cap Value V.I. Class I Shares	685,255.958	6,836,999	6,297,502	9	6,297,511	143,939	40.943151	44.658952
BlackRock Advantage SMID Cap V.I. Class I Shares	856,886.104	20,292,943	15,406,812	(111)	15,406,701	123,628	113.907316	127.809928
BlackRock Basic Value V.I. Class I Shares	2,335,206.528	32,020,958	27,438,677	(22)	27,438,655	269,762	92.912339	104.250606
BlackRock Capital Appreciation	3,377,259.146	140,320,794	108,443,791	18	108,443,809	323,763	292.764895	346.710789
BlackRock Equity Dividend V.I. Class I Shares	1,275,504.672	14,586,512	12,946,372	33	12,946,405	133,006	89.158937	100.037630
BlackRock Global Allocation	6,602,034.326	104,048,902	90,711,952	(52)	90,711,900	886,011	91.747200	105.835968
BlackRock Global Allocation V.I. Class I Shares	62,719.963	1,004,264	926,374	(9)	926,365	14,874	56.489956	63.949437
BlackRock Government Money Market	62,645,461.030	62,645,461	62,645,461	(114)	62,645,347	1,525,895	35.883492	42.494839
BlackRock High Yield	2,729,278.826	14,434,249	12,909,489	65,899	12,975,388	135,459	85.699275	99.326090
BlackRock International V.I. Class I Shares	795,749.944	9,096,262	6,803,662	1	6,803,663	256,909	24.557903	27.101484
BlackRock Large Cap Focus Growth V.I. Class I Shares	890,763.622	15,134,705	11,285,975	13	11,285,988	306,121	34.301875	37.696469
BlackRock Managed Volatility V.I. Class I Shares	1,462.255	18,783	20,515	(5)	20,510	420	45.773480	49.927601
BlackRock S&P 500 Index V.I. Class I Shares	1,324,607.000	32,466,600	32,691,301	(130)	32,691,171	483,880	62.333858	69.198177
BlackRock Sustainable Balanced	24,250,582.680	395,356,329	333,688,018	(4)	333,688,014	2,165,085	136.876761	159.289177
BlackRock U.S. Government Bond	2,418,018.795	26,534,354	23,212,980	50,737	23,263,717	256,456	79.100341	93.673570
Invesco V.I. American Franchise Series I Shares	77,661.250	4,760,338	3,327,008	40	3,327,048	121,228	26.636529	27.790699
Invesco V.I. Core Equity Series I Shares	123,901.014	3,789,757	3,041,770	(9)	3,041,761	112,745	25.858589	27.656212
MFS® Growth Initial Class	212,142.865	11,997,190	10,187,100	46	10,187,146	141,737	66.328893	73.634497

See accompanying notes.
3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Large Cap Growth Class A Shares Subaccount	BlackRock Advantage Large Cap Core Subaccount	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$25,410,642	$137,287,240	$7,245,365	$20,804,225

Investment Income:
Reinvested Dividends	-	1,269,606	122,907	175,727
Investment Expense:
Mortality and Expense Risk and Administrative Charges	172,758	892,701	46,994	125,881

Net Investment Income (Loss)	(172,758)	376,905	75,913	49,846

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,946,741	29,392,845	1,210,447	5,838,707
Realized Gain (Loss) on Investments	1,094,071	3,139,419	4,632	596,171

Net Realized Capital Gains (Losses) on Investments	3,040,812	32,532,264	1,215,079	6,434,878
Net Change in Unrealized Appreciation (Depreciation)	4,298,939	3,861,230	523,883	(3,809,435)

Net Gain (Loss) on Investment	7,339,751	36,393,494	1,738,962	2,625,443

Net Increase (Decrease) in Net Assets Resulting from Operations	7,166,993	36,770,399	1,814,875	2,675,289

Increase (Decrease) in Net Assets from Contract Transactions	(757,994)	(10,602,020)	(1,164,243)	(3,012,110)

Total Increase (Decrease) in Net Assets	6,408,999	26,168,379	650,632	(336,821)

Net Assets as of December 31, 2021:	$31,819,641	$163,455,619	$7,895,997	$20,467,404

Investment Income:
Reinvested Dividends	-	1,487,923	111,655	149,846
Investment Expense:
Mortality and Expense Risk and Administrative Charges	145,635	771,849	40,640	98,479

Net Investment Income (Loss)	(145,635)	716,074	71,015	51,367

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,837,236	3,823,013	152,643	127,736
Realized Gain (Loss) on Investments	747,888	(2,350,679)	(138,023)	(753,769)

Net Realized Capital Gains (Losses) on Investments	3,585,124	1,472,334	14,620	(626,033)
Net Change in Unrealized Appreciation (Depreciation)	(12,520,919)	(34,644,374)	(759,151)	(2,842,911)

Net Gain (Loss) on Investment	(8,935,795)	(33,172,040)	(744,531)	(3,468,944)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,081,430)	(32,455,966)	(673,516)	(3,417,577)

Increase (Decrease) in Net Assets from Contract Transactions	(1,348,364)	(14,701,356)	(924,970)	(1,643,126)

Total Increase (Decrease) in Net Assets	(10,429,794)	(47,157,322)	(1,598,486)	(5,060,703)

Net Assets as of December 31, 2022:	$21,389,847	$116,298,297	$6,297,511	$15,406,701

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation Subaccount	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation Subaccount

Net Assets as of December 31, 2020:	$30,744,173	$168,760,398	$12,163,491	$128,430,083

Investment Income:
Reinvested Dividends	401,782	48,343	205,546	1,464,894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	194,065	1,049,289	78,116	754,596

Net Investment Income (Loss)	207,717	(1,000,946)	127,430	710,298

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,577,492	30,536,933	1,593,574	13,723,745
Realized Gain (Loss) on Investments	(88,912)	9,934,704	464,752	3,208,044

Net Realized Capital Gains (Losses) on Investments	4,488,580	40,471,637	2,058,326	16,931,789
Net Change in Unrealized Appreciation (Depreciation)	1,597,739	(5,836,895)	170,280	(9,845,773)

Net Gain (Loss) on Investment	6,086,319	34,634,742	2,228,606	7,086,016

Net Increase (Decrease) in Net Assets Resulting from Operations	6,294,036	33,633,796	2,356,036	7,796,314

Increase (Decrease) in Net Assets from Contract Transactions	(4,801,829)	(12,603,870)	(1,343,955)	(14,747,320)

Total Increase (Decrease) in Net Assets	1,492,207	21,029,926	1,012,081	(6,951,006)

Net Assets as of December 31, 2021:	$32,236,380	$189,790,324	$13,175,572	$121,479,077

Investment Income:
Reinvested Dividends	421,448	270,686	218,184	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	173,124	767,894	75,537	592,549

Net Investment Income (Loss)	248,324	(497,208)	142,647	(592,549)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,857,015	11,442,565	1,514,298	3,014,750
Realized Gain (Loss) on Investments	(828,195)	4,779,601	86,044	(867,412)

Net Realized Capital Gains (Losses) on Investments	2,028,820	16,222,166	1,600,342	2,147,338
Net Change in Unrealized Appreciation (Depreciation)	(4,043,399)	(85,764,018)	(2,262,113)	(20,818,495)

Net Gain (Loss) on Investment	(2,014,579)	(69,541,852)	(661,771)	(18,671,157)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,766,255)	(70,039,060)	(519,124)	(19,263,706)

Increase (Decrease) in Net Assets from Contract Transactions	(3,031,470)	(11,307,455)	289,957	(11,503,471)

Total Increase (Decrease) in Net Assets	(4,797,725)	(81,346,515)	(229,167)	(30,767,177)

Net Assets as of December 31, 2022:	$27,438,655	$108,443,809	$12,946,405	$90,711,900

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market Subaccount	BlackRock High Yield Subaccount	BlackRock International V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$1,337,985	$79,074,831	$17,637,944	$10,767,471

Investment Income:
Reinvested Dividends	11,698	35	805,002	71,708
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,920	446,109	98,262	67,714

Net Investment Income (Loss)	3,778	(446,074)	706,740	3,994

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	163,760	4,686	-	2,369,086
Realized Gain (Loss) on Investments	91,684	-	21,283	701,345

Net Realized Capital Gains (Losses) on Investments	255,444	4,686	21,283	3,070,431
Net Change in Unrealized Appreciation (Depreciation)	(175,338)	-	126,746	(2,122,355)

Net Gain (Loss) on Investment	80,106	4,686	148,029	948,076

Net Increase (Decrease) in Net Assets Resulting from Operations	83,884	(441,388)	854,769	952,070

Increase (Decrease) in Net Assets from Contract Transactions	(262,973)	(4,979,182)	(2,756,188)	(1,564,032)

Total Increase (Decrease) in Net Assets	(179,089)	(5,420,570)	(1,901,419)	(611,962)

Net Assets as of December 31, 2021:	$1,158,896	$73,654,261	$15,736,525	$10,155,509

Investment Income:
Reinvested Dividends	-	825,285	729,085	60,026
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,716	388,655	79,793	44,307

Net Investment Income (Loss)	(5,716)	436,630	649,292	15,719

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,233	-	-	247,605
Realized Gain (Loss) on Investments	8,015	-	(59,964)	(295,439)

Net Realized Capital Gains (Losses) on Investments	20,248	-	(59,964)	(47,834)
Net Change in Unrealized Appreciation (Depreciation)	(200,245)	-	(2,298,424)	(2,445,638)

Net Gain (Loss) on Investment	(179,997)	-	(2,358,388)	(2,493,472)

Net Increase (Decrease) in Net Assets Resulting from Operations	(185,713)	436,630	(1,709,096)	(2,477,753)

Increase (Decrease) in Net Assets from Contract Transactions	(46,818)	(11,445,544)	(1,052,041)	(874,093)

Total Increase (Decrease) in Net Assets	(232,531)	(11,008,914)	(2,761,137)	(3,351,846)

Net Assets as of December 31, 2022:	$926,365	$62,645,347	$12,975,388	$6,803,663

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Sustainable Balanced Subaccount

Net Assets as of December 31, 2020:	$17,965,518	$20,002	$34,261,623	$414,230,264

Investment Income:
Reinvested Dividends	-	133	507,342	4,340,167
Investment Expense:
Mortality and Expense Risk and Administrative Charges	115,031	118	229,182	2,471,730

Net Investment Income (Loss)	(115,031)	15	278,160	1,868,437

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,863,652	-	2,853,449	61,356,149
Realized Gain (Loss) on Investments	976,956	48	1,718,550	11,255,334

Net Realized Capital Gains (Losses) on Investments	3,840,608	48	4,571,999	72,611,483
Net Change in Unrealized Appreciation (Depreciation)	(614,322)	(48)	4,629,549	(11,894,647)

Net Gain (Loss) on Investment	3,226,286	-	9,201,548	60,716,836

Net Increase (Decrease) in Net Assets Resulting from Operations	3,111,255	15	9,479,708	62,585,273

Increase (Decrease) in Net Assets from Contract Transactions	(1,356,196)	(280)	(1,248,990)	(41,707,159)

Total Increase (Decrease) in Net Assets	1,755,059	(265)	8,230,718	20,878,114

Net Assets as of December 31, 2021:	$19,720,577	$19,737	$42,492,341	$435,108,378

Investment Income:
Reinvested Dividends	-	-	519,206	3,191,362
Investment Expense:
Mortality and Expense Risk and Administrative Charges	81,119	116	209,278	2,114,991

Net Investment Income (Loss)	(81,119)	(116)	309,928	1,076,371

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	747,106	-	1,592,196	3,676,520
Realized Gain (Loss) on Investments	110,077	55	987,034	1,960,399

Net Realized Capital Gains (Losses) on Investments	857,183	55	2,579,230	5,636,919
Net Change in Unrealized Appreciation (Depreciation)	(8,125,400)	1,146	(10,727,691)	(75,921,895)

Net Gain (Loss) on Investment	(7,268,217)	1,201	(8,148,461)	(70,284,976)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,349,336)	1,085	(7,838,533)	(69,208,605)

Increase (Decrease) in Net Assets from Contract Transactions	(1,085,253)	(312)	(1,962,637)	(32,211,759)

Total Increase (Decrease) in Net Assets	(8,434,589)	773	(9,801,170)	(101,420,364)

Net Assets as of December 31, 2022:	$11,285,988	$20,510	$32,691,171	$333,688,014

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock U.S. Government Bond Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$36,112,918	$4,658,210	$3,389,989	$15,375,200

Investment Income:
Reinvested Dividends	391,018	-	24,482	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	188,898	30,487	24,066	93,666

Net Investment Income (Loss)	202,120	(30,487)	416	(93,666)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	583,316	83,852	2,163,730
Realized Gain (Loss) on Investments	(1,321)	216,490	89,290	1,335,723

Net Realized Capital Gains (Losses) on Investments	(1,321)	799,806	173,142	3,499,453
Net Change in Unrealized Appreciation (Depreciation)	(873,491)	(247,267)	711,884	(174,631)

Net Gain (Loss) on Investment	(874,812)	552,539	885,026	3,324,822

Net Increase (Decrease) in Net Assets Resulting from Operations	(672,692)	522,052	885,442	3,231,156

Increase (Decrease) in Net Assets from Contract Transactions	(3,150,558)	(116,488)	(298,202)	(1,852,321)

Total Increase (Decrease) in Net Assets	(3,823,250)	405,564	587,240	1,378,835

Net Assets as of December 31, 2021:	$32,289,668	$5,063,774	$3,977,229	$16,754,035

Investment Income:
Reinvested Dividends	472,998	-	30,397	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	155,483	23,741	21,127	71,147

Net Investment Income (Loss)	317,515	(23,741)	9,270	(71,147)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,019,241	516,591	1,362,658
Realized Gain (Loss) on Investments	(623,700)	36,123	38,137	561,041

Net Realized Capital Gains (Losses) on Investments	(623,700)	1,055,364	554,728	1,923,699
Net Change in Unrealized Appreciation (Depreciation)	(3,810,248)	(2,603,177)	(1,387,328)	(7,042,964)

Net Gain (Loss) on Investment	(4,433,948)	(1,547,813)	(832,600)	(5,119,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,116,433)	(1,571,554)	(823,330)	(5,190,412)

Increase (Decrease) in Net Assets from Contract Transactions	(4,909,518)	(165,172)	(112,138)	(1,376,477)

Total Increase (Decrease) in Net Assets	(9,025,951)	(1,736,726)	(935,468)	(6,566,889)

Net Assets as of December 31, 2022:	$23,263,717	$3,327,048	$3,041,761	$10,187,146

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

1. Organization

Merrill Lynch Life Variable Life Separate Account II (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Prime Plan I -VII, Directed Life I, Directed Life II, and Prime Plan Investor.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
BlackRock Fund, Inc.	BlackRock Fund, Inc.
BlackRock Advantage Large Cap Core	BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap Fund V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Capital Appreciation	BlackRock Capital Appreciation Fund
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation	BlackRock Global Allocation Fund
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market	BlackRock Government Money Market Fund
BlackRock High Yield	BlackRock High Yield Fund
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Sustainable Balanced	BlackRock Sustainable Balanced Fund
BlackRock U.S. Government Bond	BlackRock U.S. Government Bond Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
BlackRock Sustainable Balanced	BlackRock Balanced Capital

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class A Shares	$4,146,873	$2,803,624

BlackRock Advantage Large Cap Core	6,031,291	16,193,335

BlackRock Advantage Large Cap Value V.I. Class I Shares	636,153	1,337,507

BlackRock Advantage SMID Cap V.I. Class I Shares	575,086	2,039,129

BlackRock Basic Value V.I. Class I Shares	4,912,044	4,838,177

BlackRock Capital Appreciation	12,912,329	13,274,372

BlackRock Equity Dividend V.I. Class I Shares	3,492,661	1,545,797

BlackRock Global Allocation	3,344,749	12,425,999

BlackRock Global Allocation V.I. Class I Shares	12,234	52,538

BlackRock Government Money Market	42,178,203	53,187,091

BlackRock High Yield	1,678,795	2,083,005

BlackRock International V.I. Class I Shares	493,293	1,103,927

BlackRock Large Cap Focus Growth V.I. Class I Shares	1,595,343	2,014,597

BlackRock Managed Volatility V.I. Class I Shares	-	428

BlackRock S&P 500 Index V.I. Class I Shares	3,547,884	3,608,273

BlackRock Sustainable Balanced	9,035,909	36,494,715

BlackRock U.S. Government Bond	1,515,388	6,135,824

Invesco V.I. American Franchise Series I Shares	1,044,756	214,412

Invesco V.I. Core Equity Series I Shares	577,730	164,010

MFS® Growth Initial Class	1,582,603	1,667,601

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class A Shares	15,896	(31,261)	(15,365)	15,218	(22,053)	(6,835)

BlackRock Advantage Large Cap Core	1,563	(32,852)	(31,289)	2,369	(23,237)	(20,868)

BlackRock Advantage Large Cap Value V.I. Class I Shares	8,519	(29,066)	(20,547)	10,624	(35,999)	(25,375)

BlackRock Advantage SMID Cap V.I. Class I Shares	2,298	(14,983)	(12,685)	4,271	(24,597)	(20,326)

BlackRock Basic Value V.I. Class I Shares	15,692	(45,380)	(29,688)	17,786	(63,213)	(45,427)

BlackRock Capital Appreciation	3,176	(31,271)	(28,095)	3,453	(28,454)	(25,001)

BlackRock Equity Dividend V.I. Class I Shares	18,274	(14,656)	3,618	9,437	(23,099)	(13,662)

BlackRock Global Allocation	3,299	(111,816)	(108,517)	13,105	(133,415)	(120,310)

BlackRock Global Allocation V.I. Class I Shares	-	(690)	(690)	-	(3,509)	(3,509)

BlackRock Government Money Market	1,020,293	(1,296,683)	(276,390)	1,350,705	(1,472,755)	(122,050)

BlackRock High Yield	9,678	(20,109)	(10,431)	6,959	(33,410)	(26,451)

BlackRock International V.I. Class I Shares	6,843	(37,476)	(30,633)	17,111	(58,726)	(41,615)

BlackRock Large Cap Focus Growth V.I. Class I Shares	20,585	(43,465)	(22,880)	18,587	(41,370)	(22,783)

BlackRock Managed Volatility V.I. Class I Shares	-	(7)	(7)	-	(6)	(6)

BlackRock S&P 500 Index V.I. Class I Shares	19,789	(47,048)	(27,259)	44,721	(60,219)	(15,498)

BlackRock Sustainable Balanced	14,373	(214,132)	(199,759)	18,895	(264,699)	(245,804)

BlackRock U.S. Government Bond	11,342	(63,301)	(51,959)	28,956	(58,689)	(29,733)

Invesco V.I. American Franchise Series I Shares	749	(5,828)	(5,079)	11,171	(14,121)	(2,950)

Invesco V.I. Core Equity Series I Shares	1,003	(4,621)	(3,618)	911	(10,445)	(9,534)

MFS® Growth Initial Class	2,717	(19,601)	(16,884)	5,116	(25,253)	(20,137)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class A Shares	$1,323,011	$(2,671,375)	$(1,348,364)	$1,433,285	$(2,191,279)	$(757,994)

BlackRock Advantage Large Cap Core	767,292	(15,468,648)	(14,701,356)	1,191,501	(11,793,521)	(10,602,020)

BlackRock Advantage Large Cap Value V.I. Class I Shares	372,842	(1,297,812)	(924,970)	472,686	(1,636,929)	(1,164,243)

BlackRock Advantage SMID Cap V.I. Class I Shares	302,922	(1,946,048)	(1,643,126)	632,427	(3,644,537)	(3,012,110)

BlackRock Basic Value V.I. Class I Shares	1,648,362	(4,679,832)	(3,031,470)	1,828,633	(6,630,462)	(4,801,829)

BlackRock Capital Appreciation	1,239,160	(12,546,615)	(11,307,455)	1,604,907	(14,208,777)	(12,603,870)

BlackRock Equity Dividend V.I. Class I Shares	1,768,207	(1,478,250)	289,957	918,896	(2,262,851)	(1,343,955)

BlackRock Global Allocation	363,232	(11,866,703)	(11,503,471)	1,587,983	(16,335,303)	(14,747,320)

BlackRock Global Allocation V.I. Class I Shares	-	(46,818)	(46,818)	-	(262,973)	(262,973)

BlackRock Government Money Market	41,472,279	(52,917,823)	(11,445,544)	55,409,064	(60,388,246)	(4,979,182)

BlackRock High Yield	954,367	(2,006,408)	(1,052,041)	732,884	(3,489,072)	(2,756,188)

BlackRock International V.I. Class I Shares	187,209	(1,061,302)	(874,093)	615,056	(2,179,088)	(1,564,032)

BlackRock Large Cap Focus Growth V.I. Class I Shares	852,365	(1,937,618)	(1,085,253)	1,001,657	(2,357,853)	(1,356,196)

BlackRock Managed Volatility V.I. Class I Shares	-	(312)	(312)	-	(280)	(280)

BlackRock S&P 500 Index V.I. Class I Shares	1,449,636	(3,412,273)	(1,962,637)	3,293,890	(4,542,880)	(1,248,990)

BlackRock Sustainable Balanced	2,283,173	(34,494,932)	(32,211,759)	3,304,979	(45,012,138)	(41,707,159)

BlackRock U.S. Government Bond	1,081,045	(5,990,563)	(4,909,518)	3,029,419	(6,179,977)	(3,150,558)

Invesco V.I. American Franchise Series I Shares	26,028	(191,200)	(165,172)	435,400	(551,888)	(116,488)

Invesco V.I. Core Equity Series I Shares	31,607	(143,745)	(112,138)	27,053	(325,255)	(298,202)

MFS® Growth Initial Class	223,654	(1,600,131)	(1,376,477)	495,858	(2,348,179)	(1,852,321)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Large Cap Growth Class A Shares
12/31/2022	270,787	$81.25	to	$73.19	$21,389,847	-%	0.50%	to	0.90%	(28.86	) %	to	(29.15	) %
12/31/2021	286,152	114.21	to	103.29	31,819,641	-	0.50	to	0.90	28.33		to	27.82
12/31/2020	292,987	89.00	to	80.81	25,410,642	-	0.50	to	0.90	34.81		to	34.28
12/31/2019	312,638	66.02	to	60.18	20,139,383	-	0.50	to	0.90	34.03		to	33.49
12/31/2018	342,492	49.26	to	45.08	16,477,347	-	0.50	to	0.90	2.07		to	1.66
BlackRock Advantage Large Cap Core
12/31/2022	260,208	464.65	to	392.36	116,298,297	1.13	0.50	to	0.90	(20.29)		to	(20.61)
12/31/2021	291,497	582.92	to	494.18	163,455,619	0.84	0.50	to	0.90	27.80		to	27.29
12/31/2020	312,365	456.13	to	388.24	137,287,240	1.32	0.50	to	0.90	19.40		to	18.92
12/31/2019	358,807	382.03	to	326.46	132,269,500	1.42	0.50	to	0.90	28.45		to	27.94
12/31/2018	391,232	297.42	to	255.17	112,360,586	1.49	0.50	to	0.90	(5.59)		to	(5.96)
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2022	143,939	44.66	to	40.94	6,297,511	1.61	0.50	to	0.90	(8.61)		to	(8.98)
12/31/2021	164,486	48.87	to	44.98	7,895,997	1.52	0.50	to	0.90	25.89		to	25.39
12/31/2020	189,861	38.82	to	35.87	7,245,365	1.60	0.50	to	0.90	3.14		to	2.74
12/31/2019	238,834	37.63	to	34.92	8,835,791	2.05	0.50	to	0.90	24.27		to	23.78
12/31/2018	256,625	30.28	to	28.21	7,644,800	1.91	0.50	to	0.90	(8.66)		to	(9.03)
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2022	123,628	127.81	to	113.91	15,406,701	0.89	0.50	to	0.90	(16.89)		to	(17.22)
12/31/2021	136,313	153.78	to	137.60	20,467,404	0.82	0.50	to	0.90	13.07		to	12.62
12/31/2020	156,639	136.01	to	122.18	20,804,225	1.16	0.50	to	0.90	19.37		to	18.89
12/31/2019	173,839	113.94	to	102.76	19,368,639	1.72	0.50	to	0.90	28.34		to	27.83
12/31/2018	188,297	88.78	to	80.39	16,369,762	1.24	0.50	to	0.90	(6.86)		to	(7.23)
BlackRock Basic Value V.I. Class I Shares
12/31/2022	269,762	104.25	to	92.91	27,438,655	1.41	0.50	to	0.90	(5.39)		to	(5.77)
12/31/2021	299,450	110.19	to	98.60	32,236,380	1.19	0.50	to	0.90	21.07		to	20.59
12/31/2020	344,877	91.02	to	81.76	30,744,173	2.43	0.50	to	0.90	2.91		to	2.51
12/31/2019	375,929	88.44	to	79.76	32,591,476	2.42	0.50	to	0.90	23.29		to	22.81
12/31/2018	405,128	71.73	to	64.95	28,503,608	1.82	0.50	to	0.90	(8.31)		to	(8.67)
BlackRock Capital Appreciation
12/31/2022	323,763	346.71	to	292.76	108,443,809	0.20	0.50	to	0.90	(37.90)		to	(38.14)
12/31/2021	351,858	558.28	to	473.29	189,790,324	0.03	0.50	to	0.90	20.61		to	20.14
12/31/2020	376,859	462.87	to	393.97	168,760,398	0.03	0.50	to	0.90	39.47		to	38.91
12/31/2019	416,041	331.89	to	283.61	133,678,723	0.10	0.50	to	0.90	32.12		to	31.60
12/31/2018	450,143	251.19	to	215.50	109,546,762	0.30	0.50	to	0.90	1.88		to	1.47
BlackRock Equity Dividend V.I. Class I Shares
12/31/2022	133,006	100.04	to	89.16	12,946,405	1.70	0.50	to	0.90	(4.32)		to	(4.70)
12/31/2021	129,388	104.56	to	93.56	13,175,572	1.55	0.50	to	0.90	19.94		to	19.47
12/31/2020	143,050	87.17	to	78.31	12,163,491	2.19	0.50	to	0.90	3.40		to	2.99
12/31/2019	165,517	84.31	to	76.04	13,655,857	2.05	0.50	to	0.90	27.07		to	26.57
12/31/2018	184,367	66.35	to	60.08	11,977,436	1.95	0.50	to	0.90	(7.63)		to	(8.00)
BlackRock Global Allocation
12/31/2022	886,011	105.84	to	91.75	90,711,900	-	0.50	to	0.90	(16.14)		to	(16.48)
12/31/2021	994,528	126.21	to	109.85	121,479,077	1.14	0.50	to	0.90	6.26		to	5.84
12/31/2020	1,114,838	118.78	to	103.79	128,430,083	1.51	0.50	to	0.90	20.27		to	19.79
12/31/2019	1,235,117	98.76	to	86.64	118,401,415	1.51	0.50	to	0.90	17.54		to	17.07
12/31/2018	1,349,546	84.02	to	74.00	110,173,073	1.41	0.50	to	0.90	(7.73)		to	(8.10)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Global Allocation V.I. Class I Shares
12/31/2022	14,874	$63.95	to	$56.49	$926,365	-%	0.50%	to	0.90%	(16.28	) %	to	(16.61	) %
12/31/2021	15,564	76.38	to	67.74	1,158,896	0.86	0.50	to	0.90	6.14		to	5.72
12/31/2020	19,073	71.96	to	64.07	1,337,985	1.19	0.50	to	0.90	20.41		to	19.93
12/31/2019	25,791	59.76	to	53.43	1,503,018	1.28	0.50	to	0.90	17.40		to	16.94
12/31/2018	27,113	50.91	to	45.69	1,345,997	0.96	0.50	to	0.90	(7.80)		to	(8.17)
BlackRock Government Money Market
12/31/2022	1,525,895	42.49	to	35.88	62,645,347	1.22	0.50	to	0.90	0.76		to	0.36
12/31/2021	1,802,285	42.17	to	35.75	73,654,261	-	0.50	to	0.90	(0.49)		to	(0.89)
12/31/2020	1,924,335	42.38	to	36.07	79,074,831	0.27	0.50	to	0.90	(0.23)		to	(0.63)
12/31/2019	1,995,150	42.48	to	36.30	82,232,713	1.77	0.50	to	0.90	1.27		to	0.87
12/31/2018	2,251,013	41.95	to	35.99	91,904,670	1.41	0.50	to	0.90	0.90		to	0.49
BlackRock High Yield
12/31/2022	135,459	99.33	to	85.70	12,975,388	5.42	0.50	to	0.90	(11.08)		to	(11.43)
12/31/2021	145,890	111.70	to	96.76	15,736,525	4.86	0.50	to	0.90	5.38		to	4.97
12/31/2020	172,341	106.00	to	92.18	17,637,944	5.54	0.50	to	0.90	7.29		to	6.87
12/31/2019	201,718	98.79	to	86.26	19,255,163	5.78	0.50	to	0.90	14.46		to	14.01
12/31/2018	214,247	86.31	to	75.66	17,874,382	5.71	0.50	to	0.90	(2.80)		to	(3.19)
BlackRock International V.I. Class I Shares
12/31/2022	256,909	27.10	to	24.56	6,803,663	0.80	0.50	to	0.90	(24.99)		to	(25.29)
12/31/2021	287,542	36.13	to	32.87	10,155,509	0.63	0.50	to	0.90	8.14		to	7.71
12/31/2020	329,157	33.41	to	30.52	10,767,471	0.51	0.50	to	0.90	20.72		to	20.24
12/31/2019	363,092	27.68	to	25.38	9,850,160	1.19	0.50	to	0.90	31.47		to	30.95
12/31/2018	403,983	21.05	to	19.38	8,356,446	2.67	0.50	to	0.90	(22.22)		to	(22.53)
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2022	306,121	37.70	to	34.30	11,285,988	-	0.50	to	0.90	(38.41)		to	(38.66)
12/31/2021	329,001	61.21	to	55.92	19,720,577	-	0.50	to	0.90	17.50		to	17.03
12/31/2020	351,784	52.09	to	47.78	17,965,518	-	0.50	to	0.90	43.03		to	42.46
12/31/2019	339,235	36.42	to	33.54	12,130,081	-	0.50	to	0.90	32.04		to	31.52
12/31/2018	375,915	27.58	to	25.50	10,187,941	-	0.50	to	0.90	2.50		to	2.09
BlackRock Managed Volatility V.I. Class I Shares
12/31/2022	420	49.93	to	45.77	20,510	-	0.50	to	0.90	5.68		to	5.26
12/31/2021	427	47.24	to	43.48	19,737	0.67	0.50	to	0.90	0.18		to	(0.22)
12/31/2020	433	47.16	to	43.58	20,002	3.90	0.50	to	0.90	3.06		to	2.65
12/31/2019	439	45.76	to	42.45	19,704	3.39	0.50	to	0.90	1.52		to	1.12
12/31/2018	445	45.07	to	41.98	19,697	1.81	0.50	to	0.90	0.52		to	0.11
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2022	483,880	69.20	to	62.33	32,691,171	1.46	0.50	to	0.90	(18.64)		to	(18.96)
12/31/2021	511,139	85.05	to	76.92	42,492,341	1.30	0.50	to	0.90	27.90		to	27.39
12/31/2020	526,637	66.50	to	60.38	34,261,623	1.78	0.50	to	0.90	17.65		to	17.19
12/31/2019	581,254	56.52	to	51.52	32,156,664	2.13	0.50	to	0.90	30.69		to	30.17
12/31/2018	663,700	43.25	to	39.58	28,106,064	1.03	0.50	to	0.90	(5.09)		to	(5.47)
BlackRock Sustainable Balanced
12/31/2022	2,165,085	159.29	to	136.88	333,688,014	0.88	0.50	to	0.90	(16.18)		to	(16.51)
12/31/2021	2,364,844	190.03	to	163.94	435,108,378	1.03	0.50	to	0.90	16.07		to	15.61
12/31/2020	2,610,648	163.71	to	141.80	414,230,264	1.69	0.50	to	0.90	15.17		to	14.72
12/31/2019	2,864,599	142.14	to	123.61	395,060,743	1.97	0.50	to	0.90	21.45		to	20.97
12/31/2018	3,143,103	117.04	to	102.18	357,305,351	1.83	0.50	to	0.90	(3.15)		to	(3.53)
BlackRock U.S. Government Bond
12/31/2022	256,456	93.67	to	79.10	23,263,717	1.74	0.50	to	0.90	(13.32)		to	(13.66)
12/31/2021	308,415	108.07	to	91.62	32,289,668	1.19	0.50	to	0.90	(1.86)		to	(2.25)
12/31/2020	338,148	110.11	to	93.72	36,112,918	2.00	0.50	to	0.90	6.11		to	5.69
12/31/2019	371,330	103.77	to	88.68	37,434,240	2.58	0.50	to	0.90	6.25		to	5.83
12/31/2018	394,876	97.67	to	83.79	37,501,077	2.55	0.50	to	0.90	0.27		to	(0.13)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Invesco V.I. American Franchise Series I Shares
12/31/2022	121,228	$27.79	to	$26.64	$3,327,048	-%	0.50%	to	0.90%	(31.46	) %	to	(31.73	) %
12/31/2021	126,307	40.54	to	39.01	5,063,774	-	0.50	to	0.90	11.37		to	10.93
12/31/2020	129,257	36.40	to	35.17	4,658,210	0.07	0.50	to	0.90	41.65		to	41.08
12/31/2019	129,702	25.70	to	24.93	3,302,247	-	0.50	to	0.90	36.08		to	35.54
12/31/2018	146,701	18.89	to	18.39	2,749,768	-	0.50	to	0.90	(4.11)		to	(4.49)
Invesco V.I. Core Equity Series I Shares
12/31/2022	112,745	27.66	to	25.86	3,041,761	0.93	0.50	to	0.90	(20.94)		to	(21.25)
12/31/2021	116,363	34.98	to	32.84	3,977,229	0.65	0.50	to	0.90	27.10		to	26.60
12/31/2020	125,897	27.52	to	25.94	3,389,989	1.33	0.50	to	0.90	13.28		to	12.84
12/31/2019	138,595	24.29	to	22.99	3,300,866	0.95	0.50	to	0.90	28.32		to	27.81
12/31/2018	149,842	18.93	to	17.99	2,786,068	0.81	0.50	to	0.90	(9.85)		to	(10.21)
MFS® Growth Initial Class
12/31/2022	141,737	73.63	to	66.33	10,187,146	-	0.50	to	0.90	(31.97)		to	(32.24)
12/31/2021	158,621	108.25	to	97.89	16,754,035	-	0.50	to	0.90	22.92		to	22.43
12/31/2020	178,758	88.06	to	79.96	15,375,200	-	0.50	to	0.90	31.20		to	30.68
12/31/2019	192,951	67.12	to	61.19	12,662,316	-	0.50	to	0.90	37.46		to	36.92
12/31/2018	219,153	48.83	to	44.69	10,469,888	0.09	0.50	to	0.90	2.16		to	1.75

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

A daily charge is deducted from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 0.50% to 0.90%, depending on the death benefit selected. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.